                         WILMINGTON LARGE-CAP CORE FUND
                        WILMINGTON LARGE-CAP GROWTH FUND
                        WILMINGTON LARGE-CAP VALUE FUND
                         WILMINGTON SMALL-CAP CORE FUND

                               OF WT MUTUAL FUND
                                INVESTOR SHARES
--------------------------------------------------------------------------------

  SUPPLEMENT DATED DECEMBER 15, 2005 TO THE PROSPECTUS DATED NOVEMBER 1, 2005

The information in this Supplement contains new and additional information beyond that in the Investor Shares Prospectus of the Wilmington Large-Cap Core Fund, Wilmington Large-Cap Growth Fund, Wilmington Large-Cap Value Fund and Wilmington Small-Cap Core Fund dated November 1, 2005, and should be read in conjunction with that Prospectus.

FRONT-END SALES CHARGE
----------------------

     At a meeting held on November 29, 2005, the Board of Trustees (the "Board") of WT Mutual Fund (the "Trust") approved the offering of Investor Shares of each of the Wilmington Large-Cap Core Fund, Wilmington Large-Cap Growth Fund, Wilmington Large-Cap Value Fund and Wilmington Small-Cap Core Fund (the "Funds"). The Board also approved the imposition of a front-end sales charge (a "sales charge") at the time of purchase as a percentage of the dollar amount of an investor's purchase of shares in each Fund at the maximum rate of 3.50%, which will be reduced for purchases of $100,000 or more.

     The offering price for each Investor Share of a Fund will be the net asset value of the share plus the applicable sales charge. When an investor purchases Investor Shares in a Fund, such Fund will deduct the appropriate sales charge and invest the remainder in Investor Shares of the Fund. The sales charge is paid directly to the selling broker-dealer.

                                     AS A PERCENTAGE OF         AS A PERCENTAGE OF
       INVESTMENT AMOUNT               OFFERING PRICE            INVESTMENT AMOUNT
     --------------------------    -----------------------    ------------------------
     $1,000 up to $100,000                      3.50%                       3.63%
     $100,000 up to $250,000                    2.00%                       2.04%
     $250,000 up to $500,000                    1.50%                       1.52%
     Over $500,000                               None                       None

     REDUCING SALES CHARGES ON INVESTOR SHARES. The Board has determined that investors in a Fund can combine multiple purchases of Investor Shares in such Fund to take advantage of the breakpoints in the sales charge schedule as follows:

          - Accumulation privilege--permits an investor to add the value of any Investor Shares that the investor and his/her immediate family already own to the amount of the investor's next investment for purposes of calculating the applicable sales charge.

          - Letter of intent--permits an investor to purchase Investor Shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

     NET ASSET VALUE PURCHASES. The Board has determined that Investor Shares may be purchased at net asset value by:

          - Clients of financial consultants or broker-dealers who exchange their shares from an unaffiliated investment company that has a comparable sales charge, provided that such shares are purchased within sixty (60) days of the redemption and the exchange is effected through the same financial consultant;

          - Trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with fifty (50) or more eligible employees and employer-sponsored benefit plans in connection with purchases of Fund shares made as a result of participant-directed exchanges between options in such a plan;

          - Investment advisers, financial planners and certain financial institutions that place trades for their own accounts or the accounts of their clients either individually or through a master account and who charge a management, consulting or other fee for their services;

          - "Wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners having sales or service agreements with the distributor or another broker-dealer or financial institution with respect to sales of the Fund's shares;

          - Current or retired trustees, officers and employees of the Trust, the distributor, the transfer agent, the Adviser and its affiliates, certain family members of the above persons, and trusts or plans primarily for such persons or their family members; and

          - Current or retired registered representatives or full-time employees and their spouses and minor children and plans of broker-dealers or other institutions that have selling agreements with the distributor.

     On page 9 of the Prospectus, the "Shareholder Fee" table under the heading "Fees and Expenses" is deleted in its entirety and replaced with the following:

     SHAREHOLDER FEES
     (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                              Investor
                                                                               Shares
                                                                             ----------
    Maximum sales charge (load) imposed on purchases (as a percentage of
       offering price)(1)                                                      3.50%
    Maximum deferred sales charge                                               None
    Maximum sales charge imposed on reinvested dividends (and other
       distributions)                                                           None
    Redemption fee(2)                                                          1.00%
    Exchange fee(2)                                                            1.00%

     (1) Lower front-end sales charges for Investor Shares may be available with the purchase of $100,000 or more. See "Front-End Sales Charge" for additional information.
     (2) Investor Shares are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See "REDEMPTION OF SHARES" and "EXCHANGE OF SHARES" elsewhere in this prospectus for additional information.

     On page 10 of the Prospectus, the information under the heading "Example" is deleted in its entirety and replaced with the following:

     EXAMPLE

          This Example is intended to help you compare the cost of investing in Investor Shares of each Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

     -    you reinvested all dividends and other distributions;

     -    the average annual return was 5%;

     - the Fund's total operating expenses (reflecting contractual waivers or reimbursements through November 1, 2008 for the Large-Cap Core Fund) are charged and remain the same over the time periods; and

     -    you redeemed all of your investment at the end of each time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

     Investor Shares                  1 year    3 years    5 years    10 years
     ---------------                  ------    -------    -------    --------
     Large-Cap Core Fund              $463      $703       $1,047     $2,018
     Large-Cap Growth Fund            $491      $792       $1,114     $2,024
     Large-Cap Value Fund             $487      $775       $1,084     $1,960
     Small-Cap Core Fund              $503      $825       $1,170     $2,141

     The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

     On pages 21 and 22 of the Prospectus, the paragraph under the heading "Purchase of Shares" is deleted in its entirety and replaced with the following:

     Investor Shares are offered on a continuous basis and are sold with a front-end sales charge. The minimum initial investment amount for Investor Shares is $1,000. The minimum initial investment requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the

     Trust, and Wilmington Trust and its affiliates, and their respective spouses, parents and children. Additional investments in the Fund may be made in any amount. You may purchase shares as specified below.

     On page 28 of the Prospectus, the paragraph under the heading "Share Classes" is deleted in its entirety and replaced with the following:

     The Funds issue Investor and Institutional Shares. Each class of shares bears a pro rata portion of a Fund's common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares pay a front-end sales charge and a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares.


         INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                 WILMINGTON SHORT/INTERMEDIATE--TERM BOND FUND
                       WILMINGTON BROAD MARKET BOND FUND
                         WILMINGTON MUNICIPAL BOND FUND
                        WILMINGTON SHORT-TERM BOND FUND

                               OF WT MUTUAL FUND
                                INVESTOR SHARES
--------------------------------------------------------------------------------

  SUPPLEMENT DATED DECEMBER 15, 2005 TO THE PROSPECTUS DATED NOVEMBER 1, 2005

The information in this Supplement contains new and additional information beyond that in the Investor Shares Prospectus of the Wilmington
Short/Intermediate-Term Bond Fund, Wilmington Broad Market Bond Fund, Wilmington Municipal Bond Fund and Wilmington Short-Term Bond Fund dated November 1, 2005, and should be read in conjunction with that Prospectus.

FRONT-END SALES CHARGE
----------------------

     At a meeting held on November 29, 2005, the Board of Trustees (the "Board") of WT Mutual Fund (the "Trust") approved the offering of Investor Shares of each of the Wilmington Broad Market Bond Fund, Wilmington Municipal Bond Fund and Wilmington Short-Term Bond Fund (together with the Wilmington
Short/Intermediate-Term Bond Fund, the "Funds"). (The Wilmington
Short/Intermediate-Term Bond Fund has been offering Investor Shares since October 7, 2003.)

     The Board also approved the imposition of a front-end sales charge (a "sales charge") at the time of purchase as a percentage of the dollar amount of an investor's purchase of shares in each Fund at the maximum rate of 2.00%, which will be reduced for purchases of $100,000 or more.

     The offering price for each Investor Share of a Fund will be the net asset value of the share plus the applicable sales charge. When an investor purchases Investor Shares in a Fund, such Fund will deduct the appropriate sales charge and invest the remainder in Investor Shares of the Fund. The sales charge is paid directly to the selling broker-dealer.

                                        AS A PERCENTAGE OF      AS A PERCENTAGE OF
          INVESTMENT AMOUNT               OFFERING PRICE         INVESTMENT AMOUNT
     ------------------------------    --------------------    --------------------
     $1,000 up to $100,000                     2.00%                    2.04%
     $100,000 up to $250,000                   1.50%                    1.52%
     $250,000 up to $500,000                   1.25%                    1.27%
     Over $500,000                              None                     None

     REDUCING SALES CHARGES ON INVESTOR SHARES. The Board has determined that investors in a Fund can combine multiple purchases of Investor Shares in such Fund to take advantage of the breakpoints in the sales charge schedule as follows:

          - Accumulation privilege--permits an investor to add the value of any Investor Shares that the investor and his/her immediate family already own to the amount of the investor's next investment for purposes of calculating the applicable sales charge.

          - Letter of intent--permits an investor to purchase Investor Shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

     NET ASSET VALUE PURCHASES. The Board has determined that Investor Shares may be purchased at net asset value by:

          - Clients of financial consultants or broker-dealers who exchange their shares from an unaffiliated investment company that has a comparable sales charge, provided that such shares are purchased within sixty (60) days of the redemption and the exchange is effected through the same financial consultant;

          - Trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with fifty (50) or more eligible employees and employer-sponsored benefit plans in connection with purchases of Fund shares made as a result of participant-directed exchanges between options in such a plan;

          - Investment advisers, financial planners and certain financial institutions that place trades for their own accounts or the accounts of their clients either individually or through a master account and who charge a management, consulting or other fee for their services;

          - "Wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners having sales or service agreements with the distributor or another broker-dealer or financial institution with respect to sales of the Fund's shares;

          - Current or retired trustees, officers and employees of the Trust, the distributor, the transfer agent, the Adviser and its affiliates, certain family members of the above persons, and trusts or plans primarily for such persons or their family members; and

          - Current or retired registered representatives or full-time employees and their spouses and minor children and plans of broker-dealers or other institutions that have selling agreements with the distributor.

     On page 12 of the Prospectus, the language under the heading "Fees and Expenses" is deleted in its entirety and replaced with the following:

     The table below describes the fees and expenses that you may pay if you buy and hold Investor Shares of a Fund.

     SHAREHOLDER FEES
     (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                              Investor
                                                                              Shares
                                                                             ----------
     Maximum sales charge (load) imposed on purchases (as a percentage of
        offering price)(1)                                                     2.00%
     Maximum deferred sales charge                                              None
     Maximum sales charge imposed on reinvested dividends (and other
        distributions)                                                          None
     Redemption fee(2)                                                         1.00%
     Exchange fee(2)                                                           1.00%

     (1) Lower front-end sales charges for Investor Shares may be available with the purchase of $100,000 or more. See "Front-End Sales Charge" for additional information.
     (2) Investor Shares are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See "REDEMPTION OF SHARES" and "EXCHANGE OF SHARES" elsewhere in this prospectus for additional information.

     On page 13 of the Prospectus, the information under the heading "Example" is deleted in its entirety and replaced with the following:

     EXAMPLE

     This Example is intended to help you compare the cost of investing in Investor Shares of each Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

     -    you reinvested all dividends and other distributions;

     -    the average annual return was 5%;

     - the Fund's total operating expenses (reflecting applicable contractual waivers or reimbursements) are charged and remain the same over the time periods; and

     -    you redeemed all of your investment at the end of each time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

     Investor Shares                  1 year    3 years   5 years    10 years
     ------------------------------  --------  --------   --------   --------
     Short/Intermediate-Term
     Bond Fund                        $445      $647       $867       $1,497
     Broad Market Bond Fund           $450      $663       $894       $1,554
     Municipal Bond Fund              $453      $672       $909       $1,588
     Short-Term Bond Fund             $448      $657       $908       $1,624

     The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

     On page 23 of the Prospectus, the paragraph under the heading "Purchase of Shares" is deleted in its entirety and replaced with the following:

     Investor Shares are offered on a continuous basis and are sold with a front-end sales charge. The minimum initial investment amount for Investor Shares is $1,000. The minimum initial investment requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust, and Wilmington Trust and its affiliates, and their respective spouses, parents and children. Additional investments in the Fund may be made in any amount. You may purchase shares as specified below.

     On page 30 of the Prospectus, the paragraph under the heading "Share Classes" is deleted in its entirety and replaced with the following:

     The Funds issue Investor and Institutional Shares. Each class of shares bears a pro rata portion of a Fund's common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares pay a front-end sales charge and a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares.



         INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                    WILMINGTON MULTI-MANAGER LARGE-CAP FUND
                     WILMINGTON MULTI-MANAGER MID-CAP FUND
                    WILMINGTON MULTI-MANAGER SMALL-CAP FUND
                  WILMINGTON MULTI-MANAGER INTERNATIONAL FUND
              WILMINGTON MULTI-MANAGER REAL ESTATE SECURITIES FUND

                               OF WT MUTUAL FUND
                                INVESTOR SHARES
--------------------------------------------------------------------------------

  SUPPLEMENT DATED DECEMBER 15, 2005 TO THE PROSPECTUS DATED NOVEMBER 1, 2005

The information in this Supplement contains new and additional information beyond that in the Investor Shares Prospectus of the Wilmington Multi-Manager Large-Cap Fund, Wilmington Multi-Manager Mid-Cap Fund, Wilmington Multi-Manager Small-Cap Fund, Wilmington Multi-Manager International Fund and Wilmington Multi-Manager Real Estate Securities Fund dated November 1, 2005, and should be read in conjunction with that Prospectus.

FRONT-END SALES CHARGE
----------------------

     At a meeting held on November 29, 2005, the Board of Trustees (the "Board") of WT Mutual Fund (the "Trust") approved the offering of Investor Shares of each of the Wilmington Multi-Manager Large-Cap Fund, Wilmington Multi-Manager Mid-Cap Fund, Wilmington Multi-Manager Small-Cap Fund, Wilmington Multi-Manager International Fund and Wilmington Multi-Manager Real Estate Securities Fund (the "Funds"). The Board also approved the imposition of a front-end sales charge (a "sales charge") at the time of purchase as a percentage of the dollar amount of an investor's purchase of shares in each Fund at the maximum rate of 3.50%, which will be reduced for purchases of $100,000 or more.

     The offering price for each Investor Share of a Fund will be the net asset value of the share plus the applicable sales charge. When an investor purchases Investor Shares in a Fund, such Fund will deduct the appropriate sales charge and invest the remainder in Investor Shares of the Fund. The sales charge is paid directly to the selling broker-dealer.

                                        AS A PERCENTAGE OF      AS A PERCENTAGE OF
          INVESTMENT AMOUNT               OFFERING PRICE         INVESTMENT AMOUNT
     ------------------------------    --------------------    --------------------
     $1,000 up to $100,000                    3.50%                    3.63%
     $100,000 up to $250,000                  2.00%                    2.04%
     $250,000 up to $500,000                  1.50%                    1.52%
     Over $500,000                             None                     None


     REDUCING SALES CHARGES ON INVESTOR SHARES. The Board has determined that investors in a Fund can combine multiple purchases of Investor Shares in such Fund to take advantage of the breakpoints in the sales charge schedule as follows:

          - Accumulation privilege--permits an investor to add the value of any Investor Shares that the investor and his/her immediate family already own to the amount of the investor's next investment for purposes of calculating the applicable sales charge.

          - Letter of intent--permits an investor to purchase Investor Shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

     NET ASSET VALUE PURCHASES. The Board has determined that Investor Shares may be purchased at net asset value by:

          - Clients of financial consultants or broker-dealers who exchange their shares from an unaffiliated investment company that has a comparable sales charge, provided that such shares are purchased within sixty (60) days of the redemption and the exchange is effected through the same financial consultant;

          - Trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with fifty (50) or more eligible employees and employer-sponsored benefit plans in connection with purchases of Fund shares made as a result of participant-directed exchanges between options in such a plan;

          - Investment advisers, financial planners and certain financial institutions that place trades for their own accounts or the accounts of their clients either individually or through a master account and who charge a management, consulting or other fee for their services;

          - "Wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners having sales or service agreements with the distributor or another broker-dealer or financial institution with respect to sales of the Fund's shares;

          - Current or retired trustees, officers and employees of the Trust, the distributor, the transfer agent, the Adviser and its affiliates, certain family members of the above persons, and trusts or plans primarily for such persons or their family members; and

          - Current or retired registered representatives or full-time employees and their spouses and minor children and plans of broker-dealers or other institutions that have selling agreements with the distributor.

     On page 15 of the Prospectus, the "Shareholder Fee" table under the heading "Fees and Expenses" is deleted in its entirety and replaced with the following:

     SHAREHOLDER FEES
     (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                              Investor
                                                                               Shares
                                                                             ----------
     Maximum sales charge (load) imposed on purchases (as a percentage of
        offering price)(1)                                                     3.50%
     Maximum deferred sales charge                                              None
     Maximum sales charge imposed on reinvested dividends (and other
        distributions)                                                          None
     Redemption fee(2)                                                         1.00%
     Exchange fee(2)                                                           1.00%

     On page 16 of the Prospectus, the information under the heading "Example" is deleted in its entirety and replaced with the following:

     EXAMPLE

     This Example is intended to help you compare the cost of investing in Investor Shares of each Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

     -    you reinvested all dividends and other distributions;

     -    the average annual return was 5%;

     - the Fund's total operating expenses (reflecting contractual waivers or reimbursements through November 1, 2008, if applicable) are charged and remain the same over the time periods; and

     -    you redeemed all of your investment at the end of each time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

     Investor Shares                  1 year    3 years   5 years    10 years
     ------------------------------  --------  --------   --------   --------
     Large-Cap Fund                   $483      $763       $1,088     $2,006
     Mid-Cap Fund                     $497      $807       $1,177     $2,213
     Small-Cap Fund                   $507      $837       $1,221     $2,294
     International Fund               $498      $810       $1,145     $2,088
     Real Estate Fund                 $503      $827       $1,174     $2,151

     The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

     On pages 36 and 37 of the Prospectus, the paragraph under the heading "Purchase of Shares" is deleted in its entirety and replaced with the following:

     Investor Shares are offered on a continuous basis and are sold with a front-end sales charge. The minimum initial investment amount for Investor Shares is $1,000. The minimum initial investment requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust, and Wilmington Trust and its affiliates, and their respective spouses, parents and children. Additional investments in the Fund may be made in any amount. You may purchase shares as specified below.

     On page 43 of the Prospectus, the paragraph under the heading "Share Classes" is deleted in its entirety and replaced with the following:


     The Large-Cap, Mid-Cap, and Small-Cap Funds issue Institutional, Investor and Service Shares, and the International and Real Estate Funds issue Institutional and Investor Shares. Each class of shares bears a pro rata portion of a Fund's common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares pay a front-end sales charge and a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares. Service Shares are offered to investors who use a financial intermediary to process transactions and are subject to a shareholder service fee.

         INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                         WILMINGTON ETF ALLOCATION FUND

                               OF WT MUTUAL FUND
                                INVESTOR SHARES
--------------------------------------------------------------------------------

  SUPPLEMENT DATED DECEMBER 15, 2005 TO THE PROSPECTUS DATED DECEMBER 14, 2005

The information in this Supplement contains new and additional information beyond that in the Investor Shares Prospectus of the Wilmington ETF Allocation Fund dated December 14, 2005, and should be read in conjunction with that Prospectus.

FRONT-END SALES CHARGE
----------------------

     At a meeting held on November 29, 2005, the Board of Trustees (the "Board") of WT Mutual Fund (the "Trust") approved the offering of Investor Shares of the Wilmington ETF Allocation Fund (the "Fund"). The Board also approved the imposition of a front-end sales charge (a "sales charge") at the time of purchase as a percentage of the dollar amount of an investor's purchase of shares in the Fund at the maximum rate of 3.50%, which will be reduced for purchases of $100,000 or more.

     The offering price for each Investor Share of the Fund will be the net asset value of the share plus the applicable sales charge. When an investor purchases Investor Shares in the Fund, the Fund will deduct the appropriate sales charge and invest the remainder in Investor Shares of the Fund. The sales charge is paid directly to the selling broker-dealer.

                                        AS A PERCENTAGE OF      AS A PERCENTAGE OF
          INVESTMENT AMOUNT               OFFERING PRICE         INVESTMENT AMOUNT
     ------------------------------    --------------------    --------------------
     $1,000 up to $100,000                   3.50%                    3.63%
     $100,000 up to $250,000                 2.00%                    2.04%
     $250,000 up to $500,000                 1.50%                    1.52%
     Over $500,000                            None                     None

     REDUCING SALES CHARGES ON INVESTOR SHARES. The Board has determined that investors in the Fund can combine multiple purchases of Investor Shares in the Fund to take advantage of the breakpoints in the sales charge schedule as follows:

          - Accumulation privilege--permits an investor to add the value of any Investor Shares that the investor and his/her immediate family already own to the amount of the investor's next investment for purposes of calculating the applicable sales charge.

          - Letter of intent--permits an investor to purchase Investor Shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

     NET ASSET VALUE PURCHASES. The Board has determined that Investor Shares may be purchased at net asset value by:

          - Clients of financial consultants or broker-dealers who exchange their shares from an unaffiliated investment company that has a comparable sales charge, provided that such shares are purchased within 60 days of the redemption and the exchange is effected through the same financial consultant;

          - Trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with fifty (50) or more eligible employees and employer-sponsored benefit plans in connection with purchases of Fund shares made as a result of participant-directed exchanges between options in such a plan;

          - Investment advisers, financial planners and certain financial institutions that place trades for their own accounts or the accounts of their clients either individually or through a master account and who charge a management, consulting or other fee for their services;

          - "Wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners having sales or service agreements with the distributor or another broker-dealer or financial institution with respect to sales of the Fund's shares;

          - Current or retired trustees, officers and employees of the Trust, the distributor, the transfer agent, the Adviser and its affiliates, certain family members of the above persons, and trusts or plans primarily for such persons or their family members; and

          - Current or retired registered representatives or full-time employees and their spouses and minor children and plans of broker-dealers or other institutions that have selling agreements with the distributor.

     On page 5 of the Prospectus, the "Shareholder Fee" table under the heading "Fees and Expenses" is deleted in its entirety and replaced with the following:


     SHAREHOLDER FEES
     (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                              Investor
                                                                              Shares
                                                                             ----------
     Maximum sales charge (load) imposed on purchases (as a percentage of
        offering price)(1)                                                     3.50%
     Maximum deferred sales charge                                              None
     Maximum sales charge imposed on reinvested dividends (and other
        distributions)                                                          None
     Redemption fee(2)                                                         1.00%
     Exchange fee(2)                                                           1.00%


----------------------------

     On page 6 of the Prospectus, the information under the heading "Expense Example" is deleted in its entirety and replaced with the following:

     This example is intended to help you compare the cost of investing in Investor Shares of the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

     -    you reinvested all dividends and other distributions;

     -    the average annual return was 5%;

     - the Fund's operating expenses (reflecting any contractual waivers or reimbursements) were charged and remained the same over the time periods. (Fees and expenses paid by the underlying ETFs are not included.); and

     -    you redeemed all of your investment at the end of each time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                             Investor
                              Shares
                            -----------
     1 Year                    $453
     3 Years                   $672

     The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

     On pages 21 and 22 of the Prospectus, the paragraph under the heading "Purchase of Shares" is deleted in its entirety and replaced with the following:

     Investor Shares are offered on a continuous basis and are sold with a front-end sales charge. The minimum initial investment amount for Investor Shares is $1,000. The minimum initial investment requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust, and Wilmington Trust and its affiliates, and their respective spouses, parents and children. Additional investments in the Fund may be made in any amount. You may purchase shares as specified below.

     On page 31 of the Prospectus, the paragraph under the heading "Share Classes" is deleted in its entirety and replaced with the following:

     The Fund issues Institutional and Investor Shares. Each class of shares bears a pro rata portion of the Fund's common expenses in addition to expenses directly attributable to that class. Investor Shares pay a front-end sales charge and a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares. Institutional Shares of the Fund are offered in a separate prospectus and do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares. Institutional Shares are offered to retirement plans and other institutional investors.



         INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                  WILMINGTON AGGRESSIVE ASSET ALLOCATION FUND
                   WILMINGTON MODERATE ASSET ALLOCATION FUND
                 WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND

                               OF WT MUTUAL FUND
                                INVESTOR SHARES
--------------------------------------------------------------------------------

  SUPPLEMENT DATED DECEMBER 15, 2005 TO THE PROSPECTUS DATED DECEMBER 14, 2005

The information in this Supplement contains new and additional information beyond that in the Investor Shares Prospectus of the Wilmington Aggressive Asset Allocation Fund, Wilmington Moderate Asset Allocation Fund and Wilmington Conservative Asset Allocation Fund dated December 14, 2005, and should be read in conjunction with that Prospectus.

FRONT-END SALES CHARGE
----------------------

     At a meeting held on November 29, 2005, the Board of Trustees (the "Board") of WT Mutual Fund (the "Trust") approved the offering of Investor Shares of each of the Wilmington Aggressive Asset Allocation Fund, Wilmington Moderate Asset Allocation Fund and Wilmington Conservative Asset Allocation Fund (the "Funds"). The Board also approved the imposition of a front-end sales charge (a "sales charge") at the time of purchase as a percentage of the dollar amount of an investor's purchase of shares in each Fund at the maximum rate of 3.50%, which will be reduced for purchases of $100,000 or more.

     The offering price for each Investor Share of a Fund will be the net asset value of the share plus the applicable sales charge. When an investor purchases Investor Shares in a Fund, such Fund will deduct the appropriate sales charge and invest the remainder in Investor Shares of the Fund. The sales charge is paid directly to the selling broker-dealer.

                                        AS A PERCENTAGE OF      AS A PERCENTAGE OF
          INVESTMENT AMOUNT               OFFERING PRICE         INVESTMENT AMOUNT
     ------------------------------    --------------------    --------------------
     $1,000 up to $100,000                   3.50%                    3.63%
     $100,000 up to $250,000                 2.00%                    2.04%
     $250,000 up to $500,000                 1.50%                    1.52%
     Over $500,000                            None                     None


     REDUCING SALES CHARGES ON INVESTOR SHARES. The Board has determined that investors in a Fund can combine multiple purchases of Investor Shares in such Fund to take advantage of the breakpoints in the sales charge schedule as follows:

          - Accumulation privilege--permits an investor to add the value of any Investor Shares that the investor and his/her immediate family already own to the amount of the investor's next investment for purposes of calculating the applicable sales charge.

          - Letter of intent--permits an investor to purchase Investor Shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

     NET ASSET VALUE PURCHASES. The Board has determined that Investor Shares may be purchased at net asset value by:

          - Clients of financial consultants or broker-dealers who exchange their shares from an unaffiliated investment company that has a comparable sales charge, provided that such shares are purchased within sixty (60) days of the redemption and the exchange is effected through the same financial consultant;

          - Trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with fifty (50) or more eligible employees and employer-sponsored benefit plans in connection with purchases of Fund shares made as a result of participant-directed exchanges between options in such a plan;

          - Investment advisers, financial planners and certain financial institutions that place trades for their own accounts or the accounts of their clients either individually or through a master account and who charge a management, consulting or other fee for their services;

          - "Wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners having sales or service agreements with the distributor or another broker-dealer or financial institution with respect to sales of the Fund's shares;

          - Current or retired trustees, officers and employees of the Trust, the distributor, the transfer agent, the Adviser and its affiliates, certain family members of the above persons, and trusts or plans primarily for such persons or their family members; and

          - Current or retired registered representatives or full-time employees and their spouses and minor children and plans of broker-dealers or other institutions that have selling agreements with the distributor.

     On page 7 of the Prospectus, the "Shareholder Fee" table for Wilmington Aggressive Asset Allocation Fund under the heading "Fees and Expenses" is deleted in its entirety and replaced with the following:

     SHAREHOLDER FEES
     (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                               Investor
                                                                               Shares
                                                                              --------
     Maximum sales charge (load) imposed on purchases (as a percentage of      3.50%
        offering price)(a)
     Maximum deferred sales charge                                              None
     Maximum sales charge imposed on reinvested dividends (and other
        distributions)                                                          None
     Redemption fee(b)                                                         1.00%
     Exchange fee(b)                                                           1.00%

     (a) Lower front-end sales charges for Investor Shares may be available with the purchase of $100,000 or more. See "Front-End Sales Charge" for additional information.
     (b) Investor Shares are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See "REDEMPTION OF SHARES" and "EXCHANGE OF SHARES" elsewhere in this prospectus for additional information.

     On page 8 of the Prospectus, the information under the heading "Expense Example" for Wilmington Aggressive Asset Allocation Fund is deleted in its entirety and replaced with the following:

     EXPENSE EXAMPLE

     This example is intended to help you compare the cost of investing in Investor Shares of the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

     -    you reinvested all dividends and other distributions;

     -    the average annual return was 5%;

     - the Fund's assets are invested in accordance within its asset allocation ranges;

     - the Fund's and Underlying Funds' operating expenses (reflecting any contractual waivers or reimbursements) were charged and remained the same over the time periods; and

     -    you redeemed all of your investment at the end of each time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                 Investor
                                  Shares
                                 ---------
     1 Year                        $544
     3 Years                       $950


     The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

     On page 11 of the Prospectus, the "Shareholder Fee" table for Wilmington Moderate Asset Allocation Fund under the heading "Fees and Expenses" is deleted in its entirety and replaced with the following:


     SHAREHOLDER FEES
     (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                              Investor
                                                                               Shares
                                                                             ----------
     Maximum sales charge (load) imposed on purchases (as a percentage of
        offering price)(a)                                                     3.50%
     Maximum deferred sales charge                                              None
     Maximum sales charge imposed on reinvested dividends (and other
        distributions)                                                          None
     Redemption fee(b)                                                         1.00%
     Exchange fee(b)                                                           1.00%

     (a) Lower front-end sales charges for Investor Shares may be available with the purchase of $100,000 or more. See "Front-End Sales Charge" for additional information.
     (b) Investor Shares are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See "REDEMPTION OF SHARES" and "EXCHANGE OF SHARES" elsewhere in this prospectus for additional information.

     On page 12 of the Prospectus, the information under the heading "Expense Example" for Wilmington Moderate Asset Allocation Fund is deleted in its entirety and replaced with the following:

     EXPENSE EXAMPLE

     This example is intended to help you compare the cost of investing in Investor Shares of the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

     -    you reinvested all dividends and other distributions;

     -    the average annual return was 5%;

     - the Fund's assets are invested in accordance within its asset allocation ranges;

     - the Fund's and Underlying Funds' operating expenses (reflecting any contractual waivers or reimbursements) were charged and remained the same over the time periods; and

     -    you redeemed all of your investment at the end of each time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                 Investor
                                  Shares
                                 ----------
     1 Year                        $535
     3 Years                       $923

     The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

     On page 14 of the Prospectus, the "Shareholder Fee" table for Wilmington Conservative Asset Allocation Fund under the heading "Fees and Expenses" is deleted in its entirety and replaced with the following:

     SHAREHOLDER FEES
     (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                             Investor
                                                                              Shares
                                                                            ----------
     Maximum sales charge (load) imposed on purchases (as a percentage of
        offering price)(a)                                                     3.50%
     Maximum deferred sales charge                                              None
     Maximum sales charge imposed on reinvested dividends (and other
        distributions)                                                          None
     Redemption fee(b)                                                         1.00%
     Exchange fee(b)                                                           1.00%

     (a) Lower front-end sales charges for Investor Shares may be available with the purchase of $100,000 or more. See "Front-End Sales Charge" for additional information.

     (b) Investor Shares are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See "REDEMPTION OF SHARES" and "EXCHANGE OF SHARES" elsewhere in this prospectus for additional information.

     On page 15 of the Prospectus, the information under the heading "Expense Example" for Wilmington Conservative Asset Allocation Fund is deleted in its entirety and replaced with the following:

     EXPENSE EXAMPLE

     This example is intended to help you compare the cost of investing in Investor Shares of the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

     -    you reinvested all dividends and other distributions;

     -    the average annual return was 5%;

     - the Fund's assets are invested in accordance within its asset allocation ranges;

     - the Fund's and Underlying Funds' operating expenses (reflecting any contractual waivers or reimbursements) were charged and remained the same over the time periods; and

     -    you redeemed all of your investment at the end of each time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                            Investor
                                             Shares
                                            ---------
     1 Year                                   $518
     3 Years                                  $870


     The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

     On pages 27 and 28 of the Prospectus, the paragraph under the heading "Purchase of Shares" is deleted in its entirety and replaced with the following:

     Investor Shares are offered on a continuous basis and are sold with a front-end sales charge. The minimum initial investment amount for Investor Shares is $1,000. The minimum initial investment requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust, and Wilmington Trust and its affiliates, and their respective spouses, parents and children. Additional investments in the Fund may be made in any amount. You may purchase shares as specified below.

     On page 37 of the Prospectus, the paragraph under the heading "Share Classes" is deleted in its entirety and replaced with the following:

     The Funds issue Investor and Institutional Shares. Each class of shares bears a pro rata portion of a Fund's common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares pay a front-end sales charge and a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares.


         INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                          WILMINGTON MID-CAP CORE FUND
                        WILMINGTON SMALL-CAP GROWTH FUND
                        WILMINGTON SMALL-CAP VALUE FUND

                               OF WT MUTUAL FUND
                                INVESTOR SHARES
--------------------------------------------------------------------------------

  SUPPLEMENT DATED DECEMBER 15, 2005 TO THE PROSPECTUS DATED DECEMBER 14, 2005

The information in this Supplement contains new and additional information beyond that in the Investor Shares Prospectus of the Wilmington Mid-Cap Core Fund, Wilmington Small-Cap Growth Fund and Wilmington Small-Cap Value Fund dated December 14, 2005, and should be read in conjunction with that Prospectus.

FRONT-END SALES CHARGE
----------------------

     At a meeting held on November 29, 2005, the Board of Trustees (the "Board") of WT Mutual Fund (the "Trust") approved the offering of Investor Shares of each of the Wilmington Mid-Cap Core Fund, Wilmington Small-Cap Growth Fund and Wilmington Small-Cap Value Fund (the "Funds"). The Board also approved the imposition of a front-end sales charge (a "sales charge") at the time of purchase as a percentage of the dollar amount of an investor's purchase of shares in each Fund at the maximum rate of 3.50%, which will be reduced for purchases of $100,000 or more.

     The offering price for each Investor Share of a Fund will be the net asset value of the share plus the applicable sales charge. When an investor purchases Investor Shares in a Fund, such Fund will deduct the appropriate sales charge and invest the remainder in Investor Shares of the Fund. The sales charge is paid directly to the selling broker-dealer.

                                        AS A PERCENTAGE OF      AS A PERCENTAGE OF
          INVESTMENT AMOUNT               OFFERING PRICE         INVESTMENT AMOUNT
     ------------------------------    --------------------    --------------------
     $1,000 up to $100,000                   3.50%                    3.63%
     $100,000 up to $250,000                 2.00%                    2.04%
     $250,000 up to $500,000                 1.50%                    1.52%
     Over $500,000                            None                     None


     REDUCING SALES CHARGES ON INVESTOR SHARES. The Board has determined that investors in a Fund can combine multiple purchases of Investor Shares in such Fund to take advantage of the breakpoints in the sales charge schedule as follows:

          - Accumulation privilege--permits an investor to add the value of any Investor Shares that the investor and his/her immediate family already own to the amount of the investor's next investment for purposes of calculating the applicable sales charge.

          - Letter of intent--permits an investor to purchase Investor Shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

     NET ASSET VALUE PURCHASES. The Board has determined that Investor Shares may be purchased at net asset value by:

          - Clients of financial consultants or broker-dealers who exchange their shares from an unaffiliated investment company that has a comparable sales charge, provided that such shares are purchased within sixty (60) days of the redemption and the exchange is effected through the same financial consultant;

          - Trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with fifty (50) or more eligible employees and employer-sponsored benefit plans in connection with purchases of Fund shares made as a result of participant-directed exchanges between options in such a plan;

          - Investment advisers, financial planners and certain financial institutions that place trades for their own accounts or the accounts of their clients either individually or through a master account and who charge a management, consulting or other fee for their services;

          - "Wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners having sales or service agreements with the distributor or another broker-dealer or financial institution with respect to sales of the Fund's shares;

          - Current or retired trustees, officers and employees of the Trust, the distributor, the transfer agent, the Adviser and its affiliates, certain family members of the above persons, and trusts or plans primarily for such persons or their family members; and

          - Current or retired registered representatives or full-time employees and their spouses and minor children and plans of broker-dealers or other institutions that have selling agreements with the distributor.

     On page 4 of the Prospectus, the "Shareholder Fee" table under the heading "Fees and Expenses" is deleted in its entirety and replaced with the following:

     SHAREHOLDER FEES
     (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                              Investor
                                                                               Shares
                                                                             ----------
     Maximum sales charge (load) imposed on purchases (as a percentage of
        offering price)(1)                                                     3.50%
     Maximum deferred sales charge                                              None
     Maximum sales charge imposed on reinvested dividends (and other
        distributions)                                                          None
     Redemption fee(2)                                                         1.00%
     Exchange fee(2)                                                           1.00%

     (1) Lower front-end sales charges for Investor Shares may be available with the purchase of $100,000 or more. See "Front-End Sales Charge" for additional information.
     (2) Investor Shares are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See "REDEMPTION OF SHARES" and "EXCHANGE OF SHARES" elsewhere in this prospectus for additional information.

     On page 10 of the Prospectus, the information under the heading "Expense Example" is deleted in its entirety and replaced with the following:

     This Example is intended to help you compare the cost of investing in Investor Shares of each Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

     -    you reinvested all dividends and other distributions;

     -    the average annual return was 5%;

     - the Fund's total operating expenses (reflecting contractual waivers or reimbursements) are charged and remain the same over the time periods; and

     -    you redeemed all of your investment at the end of each time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

     INVESTOR SHARES                    1 Year      3 Year
     ---------------                   ---------   --------
     Mid-Cap Core Fund                   $483        $763
     Small-Cap Growth Fund               $488        $778
     Small-Cap Value Fund                $488        $778

     The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

     On pages 12 and 13 of the Prospectus, the paragraph under the heading "Purchase of Shares" is deleted in its entirety and replaced with the following:

     Investor Shares are offered on a continuous basis and are sold with a front-end sales charge. The minimum initial investment amount for Investor Shares is $1,000. The minimum initial investment requirement may be waived for persons who are advisory or trust clients of Wilmington Trust or its affiliates, and trustees/directors, officers and employees of RSMC, the Trust, and Wilmington Trust and its affiliates, and their respective spouses, parents and children. Additional investments in the Fund may be made in any amount. You may purchase shares as specified below.

     On page 21 of the Prospectus, the paragraph under the heading "Share Classes" is deleted in its entirety and replaced with the following:

     The Funds issue Investor and Institutional Shares. Each class of shares bears a pro rata portion of a Fund's common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares pay a front-end sales charge and a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares.

         INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.